Note 20 - Subsequent Events (Details Textual) - USD ($)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Percentage of investment income allocated to dividends		30.00%
Cash received from investments accounted for using equity method		$ 53,850
Dividend declaration [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in dollars per share)	$ 0.18
Dividend declaration [member] | Dividends payable, fixed [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in dollars per share)	0.02
Dividend declaration [member] | Dividends payable, additional [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in dollars per share)	$ 0.16